PROMISSORY NOTES (Details Narrative) - Stardust Power Inc And Subsidiary [Member] - USD ($)		Apr. 24, 2024	Dec. 31, 2025	Jul. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Mar. 31, 2023
Short-Term Debt [Line Items]
Fair value of convertible notes	[1]				$ 2,571,400
Convertible Equity Agreements [Member]
Short-Term Debt [Line Items]
Convertible notes		$ 100,000
Convertible equity converted into shares		55,889
American Investor Group Direct LLC [Member]
Short-Term Debt [Line Items]
Convertible notes		$ 2,000,000
Related Party [Member] | Unsecured Notes Payable [Member]
Short-Term Debt [Line Items]
Notes payable					$ 840,000	1,000,000	$ 1,000,000
Debt instrument, interest rate							3.71%
Related Party [Member] | Unsecured Notes Payable [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Notes payable				$ 840,000
Vikasa Clean Energy I LP [Member] | Unsecured Notes Payable [Member]
Short-Term Debt [Line Items]
Notes payable						$ 160,000	$ 160,000
Energy Transition Investors LLC and Roshan Pujari [Member] | Unsecured Notes Payable [Member]
Short-Term Debt [Line Items]
Notes payable							$ 840,000
Energy Transition Investors LLC and Roshan Pujari [Member] | Unsecured Notes Payable [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Notes payable			$ 840,000

[1]	The fair value of convertible notes are expected to approximate fair value of the equivalent equity shares into which they would be converted immediately post the closing of the Business Combination, which was approved at the shareholders meeting on June 27, 2024.